Annual Total Returns[BarChart] - PROFUND VP INTERNATIONAL - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.34%)	15.93%	19.49%	(8.11%)	(3.52%)	(0.93%)	21.80%	(15.76%)	19.27%	4.90%